Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Segmented Information [Abstract]
Disclosure of operating segments

Year ended December 31, 2023
	Öksüt	Mount Milligan	Molybdenum	Total Segments	Corporate and other	Total
Revenue	$380,880	$407,273	$306,744	$1,094,897	$—	$1,094,897
Cost of sales
Production costs	89,613	303,444	312,917	705,974	—	705,974
Depreciation, depletion and amortization	44,098	76,474	4,346	124,918	—	124,918
Earnings (loss) from mine operations	$247,169	$27,355	$(10,519)	$264,005	$—	$264,005
Exploration and evaluation costs	2,091	6,501	13,005	21,597	53,219	74,816
Corporate administration	—	—	—	—	44,875	44,875
Care and maintenance	—	—	16,685	16,685	11,727	28,412
Impairment loss	—	—	—	—	34,101	34,101
Reclamation expense	—	169	21,997	22,166	12,212	34,378
Other operating expenses	15,406	9,626	2,808	27,840	1,738	29,578
Earnings (loss) from operations	$229,672	$11,059	$(65,014)	$175,717		$17,845
Other non-operating income					(11,134)	(11,134)
Finance costs					15,345	15,345
Earnings before income tax						$13,634
Income tax expense					94,912	94,912
Net loss						(81,278)
Additions to PP&E	$50,491	$61,964	$1,976	114,431	$7,225	$121,656

Year ended December 31, 2022
	Öksüt	Mount Milligan	Molybdenum	Total Segments	Corporate and other	Total
Revenue	$101,593	$472,472	$276,129	$850,194	$—	$850,194
Cost of sales
Production costs	21,142	268,956	284,524	574,622	—	574,622
Depreciation, depletion and amortization	12,576	79,242	5,235	97,053	—	97,053
Earnings (loss) from mine operations	$67,875	$124,274	$(13,630)	$178,519	$—	$178,519
Exploration and evaluation costs	3,860	12,176	—	16,036	50,480	66,516
Corporate administration	—	—	—	—	47,247	47,247
Care and maintenance	—	—	18,377	18,377	14,629	33,006
Impairment loss	—	—	—	—	145,903	145,903
Reclamation recovery	—	—	(94,021)	(94,021)	—	(94,021)
Other operating expenses	2,723	12,031	1,907	16,661	—	16,661
Earnings (loss) from operations	$61,292	$100,067	$60,107	$221,466		$(36,793)
Other non-operating income					(1,883)	(1,883)
Finance costs					9,523	9,523
Loss before income tax						$(44,433)
Income tax expense					32,776	32,776
Net loss						(77,209)
Additions to PP&E(1)	$14,191	$49,246	$1,757	$65,194	$209,913	$275,107
(1)Corporate and other includes PP&E related to the acquisition of the Goldfield Project (note 27).

Disclosure of geographical areas
The following table details the Company’s revenue by geographic area(1) and information about the Company’s non-current assets by location of the assets.

	Revenue		Non-current assets
	Year ended December 31,		As at December 31,
	2023	2022	2023	2022
Türkiye	$380,880	$101,593	$204,613	$171,195
United States	306,744	276,130	277,052	276,105
Langeloth Facility	306,744	276,130	29,458	32,943
Thompson Creek Mine	—	—	32,788	33,458
Goldfield Project	—	—	213,694	209,670
Other	—	—	1,112	34
Canada	407,273	472,471	824,910	889,696
Mount Milligan Mine	407,273	472,471	703,472	728,193
Endako Mine	—	—	27,937	28,198
Kemess Project	—	—	88,090	123,181
Corporate and other	—	—	5,411	10,124
Other	—	—	8,164	8,253
Total	$1,094,897	$850,194	$1,314,739	$1,345,249
(1)Presented based on the location from which the product originated.